Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Research and development tax credit	€ 4,955	€ 6,770
Grant income	9,946	89
Profit/(loss) on disposal of fixed assets and intangible assets, net	(73)	(46)
Profit/(loss) from revaluation of lease agreements	64	0
Taxes, duties, fees, charges, other than income tax	(353)	(227)
Miscellaneous income/(expenses), net	(525)	(2,989)
OTHER INCOME AND EXPENSES, NET	€ 14,015	€ 3,597